Cover	5 Months Ended
Aug. 31, 2020
Cover [Abstract]
Entity Registrant Name	Agentix Corp.
Entity Central Index Key	0001603345
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 constitutes the second post-effective amendment to the registrant?s Registration Statement on Form S-1, File No. 333-248589, which was first filed with the Securities and Exchange Commission on September 3, 2020, as amended on September 15, 2020 and September 17, 2020 (the ?Registration Statement?). This Post-Effective Amendment No. 2 is being filed to (i) reduce the fixed price for which the shares of our common stock may be offered and sold by the selling shareholders pursuant to the Registration Statement from $3.00 to $0.50 and (ii) reflect information disclosed in the registrant?s annual report on Form 10-K for the year ended August 31, 2020, as filed with the Securities and Exchange Commission on December 9, 2020. As of the date of the filing of this Post-Effective Amendment No. 2, none of the shares of common stock underlying the Registration Statement have been sold by the selling shareholders.
Entity Small Business	true
Entity Emerging Growth Company	true
Document Period End Date	Aug. 31, 2020
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false